UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-4337

HERITAGE CASH TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 576-8143

STEPHEN G. HILL, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.

K&L Gates LLP

1601 K. Street NW
Washington, D.C. 20006

Date of fiscal year end:	August 31
Date of Reporting Period:	July 1, 2007 to June 30, 2008

Item 1. Proxy Voting Record.

Heritage Cash Trust – Money Market Fund
Heritage Cash Trust – Municipal Money Market Fund

There were no matters relating to a portfolio security considered at any shareholder meeting of an issuer in which the seriries named above held securities during the period covered by this report and with respect to which such series was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Heritage Cash Trust

By:	/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer

Date:	_August 26, 2008______